INCOME TAXES - Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ (1,457,527)	$ 402,567	$ 339,134
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax (credit) expense at Macau Complementary Tax rate	$ (174,903)	$ 48,308	$ 40,696
Lump sum in lieu of Macau Complementary Tax on dividends	2,367	2,345	2,341
Effect of different tax rates of subsidiaries operating in other jurisdictions	(36,938)	2,178	7,067
(Over) under provision in prior years	(11)	360	(1,471)
Effect of income for which no income tax expense is payable	(8,171)	(9,763)	(3,035)
Effect of expenses for which no income tax benefit is receivable	107,037	54,856	38,468
Effect of profits generated by gaming operations exempted	0	(165,947)	(157,367)
Effect of tax losses that cannot be carried forward	32,605	0	0
Changes in valuation allowances	32,166	30,473	12,838
Expired tax losses	42,935	45,529	60,701
Income tax (credit) expense	$ (2,913)	$ 8,339	$ 238